CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Unaudited) - USD ($)	Total	Common Stock Class A ordinary shares	Common Stock Class B ordinary shares	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2020	$ 20,000	$ 0	$ 633	$ 24,367	$ (5,000)
Balance (in Shares) at Dec. 31, 2020		0	6,325,000
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs	208,796,106	$ 2,530		208,793,576
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs (in Shares)		25,300,000
Sale of 7,060,000 Private Placement Warrants	7,060,000			7,060,000
Class A ordinary shares subject to possible redemption	(208,995,515)	$ (2,090)		(208,993,425)
Class A ordinary shares subject to possible redemption (in Shares)		(20,898,193)
Net loss	(1,880,581)				(1,880,581)
Balance at Mar. 31, 2021	5,000,010	$ 440	$ 633	6,884,518	(1,885,581)
Balance (in Shares) at Mar. 31, 2021		4,401,807	6,325,000
Balance at Dec. 31, 2020	20,000	$ 0	$ 633	24,367	(5,000)
Balance (in Shares) at Dec. 31, 2020		0	6,325,000
Issuance of Class B ordinary shares to Sponsor	10,000
Net loss	(2,619,449)
Balance at Jun. 30, 2021	5,000,005	$ 448	$ 633	7,623,373	(2,624,449)
Balance (in Shares) at Jun. 30, 2021		4,476,356	6,325,000
Balance at Mar. 31, 2021	5,000,010	$ 440	$ 633	6,884,518	(1,885,581)
Balance (in Shares) at Mar. 31, 2021		4,401,807	6,325,000
Class A ordinary shares subject to possible redemption	738,863	$ 8		738,855
Class A ordinary shares subject to possible redemption (in Shares)		74,549
Net loss	(738,868)				(738,868)
Balance at Jun. 30, 2021	$ 5,000,005	$ 448	$ 633	$ 7,623,373	$ (2,624,449)
Balance (in Shares) at Jun. 30, 2021		4,476,356	6,325,000